BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Pro Forma [Member]
Common stock, shares issued	80,000,000
Record Street Brewing Co [Member]
Common stock, Par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, share authorized	10,000	10,000	10,000
Common stock, shares issued	6,500	6,500	4,000
Common stock, shares outstanding	6,500	6,500	4,000
Record Street Brewing Co [Member] | Pro Forma [Member]
Common stock, Par value (in dollar per share)	$ 0.001
Common stock, share authorized	10,000
Common stock, shares issued	6,500
Common stock, shares outstanding	6,500
UPD Holding Inc [Member] | Pro Forma [Member]
Common stock, Par value (in dollar per share)	$ 0.005
Common stock, share authorized	200,000,000
Common stock, shares issued	81,266,636
Common stock, shares outstanding	81,266,636